Significant Accounting Policies (Details 1)	12 Months Ended
Jan. 31, 2022
Top of range [member] | Leasehold improvements [Member]
Statement [Line Items]
Property and equipment estimated useful lives	10 years
Bottom of Range [Member] | Leasehold improvements [Member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years
Computer equipment [Member]
Statement [Line Items]
Property and equipment estimated useful lives	2 years
Equipment [Member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years
Security system [Member]
Statement [Line Items]
Property and equipment estimated useful lives	5 years